BETTER 10Q - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Conversion and Exchange of Pre-Closing Bridge Notes (Details) - Bridge Loan - Pre-Closing Bridge Notes - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
3 Months Ended
	Oct. 11, 2023	Dec. 31, 2021
Short-Term Debt [Line Items]
Conversion price (in dollars per share)		$ 10
Subsequent event | SoftBank
Short-Term Debt [Line Items]
Amount converted	$ 650.0
Conversion price (in dollars per share)	$ 10.00
Debt Conversion, Converted Instrument, Shares Issued	65.0
Subsequent event | Sponsor
Short-Term Debt [Line Items]
Amount converted	$ 100.0
Debt Conversion, Converted Instrument, Shares Issued	40.0